Northwestern Mutual Series Fund, Inc.
Asset Allocation Portfolio
Supplement Dated August 30, 2022
to the
Summary Prospectus for the Asset Allocation Portfolio Dated May 1, 2022
The following information supplements the Summary Prospectus for the Asset Allocation Portfolio of Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2022 (the “Summary Prospectus”). You should read this Supplement together with the Summary Prospectus.
Asset Allocation Portfolio – Modification To Principal Investment Strategies
The Fund’s Board of Directors approved a modification to the Principal Investment Strategies employed for the Asset Allocation Portfolio to authorize the unrestricted use of exchange-traded funds (“ETFs”). Effective October 1, 2022, the “PRINCIPAL INVESTMENT STRATEGIES” section of the Asset Allocation Portfolio’s Summary is deleted and replaced with the following (restated to update references to ETF usage):
“PRINCIPAL INVESTMENT STRATEGIES
Investing in equity, fixed income and cash asset classes, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.
The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets utilizing the following strategic asset class target ranges:
Equity Exposure	Fixed Income or Debt Exposure	Cash Equivalents
55 – 75%	25 – 45%	0 – 15%
These foregoing percentage target ranges are not intended to establish minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any strategic asset class component.
The Portfolio operates primarily as a “fund of funds” to gain the Portfolio’s equity, fixed income and cash asset class exposure. The fund may invest in underlying Portfolios of Northwestern Mutual Series Fund, Inc. (each , an “Underlying Portfolio”) and exchange-traded funds (“ETFs”) which are not portfolios of Northwestern Mutual Series Fund, Inc. The Portfolio may obtain equity exposure by investing in one or more of the domestic or international Underlying Portfolios or ETFs and may obtain fixed income exposure by investing in one or more of the fixed income Underlying Portfolios or ETFs. The cash equivalent portion of the Portfolio may include, but is not limited to, ETFs, investments in debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage- and asset-backed securities, as well as commercial paper, banker’s acceptances, certificates of deposit and time deposits. The adviser may purchase ultra-short bond ETFs as a cash equivalent investment in order to enhance short duration returns. The adviser allocates the Portfolio’s assets among the Underlying Portfolios and ETFs based on the adviser’s economic and market outlook and the investment objectives and strategies of the

Underlying Portfolios and ETFs. With respect to the equity and international Underlying Portfolios and ETFs, the adviser considers their investment focus on small, mid or large market capitalizations, domestic or foreign investments, whether the Underlying Portfolio or ETF is diversified or non-diversified and whether it employs a “growth” or “value” style of investing, among other characteristics. With respect to fixed income Underlying Portfolios and ETFs, the adviser considers their focus on investment grade or non-investment grade securities, domestic or foreign investments, whether the issuer is a government or government agency, the duration (that is, a measure of the sensitivity of a portfolio’s fixed income securities to changes in interest rates) and maturity of the Underlying Portfolio or ETF, and other characteristics. The adviser regularly reviews and adjusts the allocation among the Underlying Portfolios and ETFs to favor investments in those Underlying Portfolios and ETFs that the adviser believes provide the most favorable position for achieving the Portfolio’s investment objective.
In connection with the allocation process, the Portfolio may invest more than 25% of its assets in one Underlying Portfolio or one ETF, except that no more than 20% of the Portfolio’s assets will be allocated, in the aggregate, to the High Yield Bond Portfolio and any high yield-focused ETF. The Portfolio may invest up to 30% of its assets, in the aggregate, in international Underlying Portfolios and international-focused ETFs. Notwithstanding the foregoing, the Portfolio may have exposure to high yield debt securities (so called “junk bonds”) and international investments in excess of these aggregate limits from time to time through its investments in other Underlying Portfolios and ETFs that are not principally focused on high yield or international investing.
Through its investments in the equity Underlying Portfolios and ETFs , the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Through its investments in the fixed income Underlying Portfolios and ETFs, the Portfolio may be exposed to a wide range of fixed income securities with varying durations and maturities, including investment grade and non-investment grade debt securities, debt of corporate and government issuers, inflation-indexed debt securities, and other fixed income instruments. The Fund considers a fixed income security to be investment grade if the security is rated investment grade by at least two of the three credit rating agencies (BBB- or higher by S&P; Baa3 or higher by Moody’s; BBB- or higher by Fitch) and a security to be non-investment grade if the security is rated below investment grade by at least two of the three credit ratings agencies (BB+ or lower by S&P; Ba1 or lower by Moody’s; BB+ or lower by Fitch). An Underlying Portfolio or ETF may invest a large percentage of its assets in a single issuer, security, market or sector (or a limited group thereof) or in the case of an international Underlying Portfolio or ETF, may invest in emerging markets, a small number of countries or a particular geographic region. An Underlying Portfolio or ETF may also use certain derivative instruments including futures, forwards, options and swaps to meet its investment objective and for cash management purposes.
When the adviser deems it to be more efficient or advantageous in managing the Portfolio, the adviser may utilize futures, options, forwards and swap agreements (including the purchase and sale of total return equity swaps and credit default swaps) to gain additional exposure to certain markets, sectors or regions, as alternatives to investments in Underlying Portfolios or ETFs, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of equities with a smaller allocation to bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds equity investments.”
Effective October 1, 2022, the “PRINCIPAL RISKS” section of the Asset Allocation Portfolio’s Summary is deleted and replaced with the following (restated to update references to ETF usage):
“PRINCIPAL RISKS
Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The Portfolio bears all of the risks associated with the investment strategies used by the Underlying Portfolios and ETFs and other securities in which it invests. Except as otherwise stated, references in this section to the “Portfolio” may relate to the Portfolio, one or more Underlying Portfolios, or both. The main risks of investing in this Portfolio are identified below.
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Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.
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Affiliated Portfolio Risk – In managing the Portfolio, the adviser has the authority to select, and allocate among, Underlying Portfolios. The adviser may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios. Moreover, a situation could occur where proper action for the Portfolio could be adverse to the interest of the Underlying Portfolios or vice versa.
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Asset Allocation Risk – This Portfolio allocates its investments between stock, bond and money market sectors, certain securities and among Underlying Portfolios and ETFs, based upon judgments made by the adviser. The Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.
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Convertible Securities Risk – Convertible securities (which can be bonds, notes, debentures, preferred stock, or other securities which are convertible into or exercisable for common stock), are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. The Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio’s ability to achieve its investment objective.
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Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security held directly or through an Underlying Portfolio or ETF is unwilling or unable to meet its financial obligations. In addition, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer.
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Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market, the risk of missed opportunities in other investments and the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate and liquidity risks. The Portfolio’s purchase of forwards and futures contracts may involve risks related to imperfect correlation between the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks. In addition, the purchase of forwards also involves counterparty credit risk as well as heightened market risk. The

Portfolio’s purchase of total return equity swap agreements may pose risk arising from losses if the underlying reference asset does not perform as anticipated; such agreements are also subject to counterparty credit, liquidity and leveraging risks. The Portfolio’s use of options involve risk related to the direction and timing of market movements in the price of the underlying asset, obligations related to exercise of the option, and potential loss in value of the initial investment.
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Equity Securities Risk – The value of equity securities held through the Underlying Portfolios and ETFs, such as common and preferred stocks, could decline if the financial condition of the companies an Underlying Portfolio or ETF is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
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Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error. Investing in ultra-short bond ETFs as a cash alternative may pose greater risk than investment in other cash equivalents, such as a money market mutual fund, including risks associated with the credit quality, duration and interest rate sensitivity of the bond instruments held within such ETFs. ETFs are also subject to the risk that their market prices may trade at a premium or discount to their net asset value, which means the Portfolio will overpay for an ETF’s assets if it is trading at a premium and will get less than the value of the ETF’s assets when selling if it is trading at a discount. An active market for an ETF may not be developed or maintained. Trading of an ETF’s shares may be halted by the exchange, in which case the Portfolio would be unable to sell its ETF shares unless and until trading is resumed.
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Foreign Investing Risk – Exposure to investments in foreign securities, including through Underlying Portfolios and ETFs, may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. Exposure to investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.
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Fund of Funds Investing Risk – The Portfolio’s investment performance is significantly impacted by the investment performance of the Underlying Portfolios it holds. The ability of the Portfolio to meet its investment objective is related to the ability of the Underlying Portfolios or ETFs to meet their respective investment objectives as well as the adviser’s allocation decisions with respect to the Underlying Portfolios and ETFs. Each of the Underlying Portfolios and ETFs has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios and ETFs in direct proportion to the amount of assets the Portfolio allocates to each Underlying Portfolio and each ETF. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio or ETF, it will be particularly sensitive to the risks associated with that Underlying Portfolio or ETF. Changes in the value of that Underlying Portfolio or ETF may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolios’ or ETFs’ expenses.
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Geographic Focus Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund and could be significantly impacted as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region. Similarly, the extent to which an Underlying Portfolio or ETF invests a significant portion of its assets in a single country, a small number of countries or a particular geographic region, may also adversely impact the Portfolio, depending on the Portfolio’s level of investment in that Underlying Portfolio or ETF.

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High Yield Debt Risk – High yield debt securities (so called “junk bonds”) in which the Portfolio has exposure have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, have greater risk of loss than higher rated securities, and are predominantly speculative with respect to an issuer’s ability to pay interest and repay principal. In addition, high yield debt securities may be particularly sensitive to changes in the securities markets.
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Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments to which the Portfolio has exposure is likely to decline. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income instruments. Duration measures the price sensitivity of a fixed income instrument to changes in interest rates. The Portfolio’s exposure to fixed income instruments and Underlying Portfolios or ETFs with a longer average portfolio duration will be more sensitive to changes in interest rates than those with a shorter average duration.
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Investment Style Risk – The Portfolio is subject to risks associated with an Underlying Portfolio’s or ETF’s particular style of investing, such as growth or value or a combination of both, and may underperform with respect to its allocation to the Underlying Portfolio or ETF when the market does not favor that particular investment style. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
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Large Cap Company Risk – Exposure to investments in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
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Large Transaction Risk – The Underlying Portfolios are used as investments for certain fund of funds, including the Portfolio, and may have a large percentage of their shares owned by such funds. Large redemption activity by the Portfolio or another fund of funds could result in the Underlying Portfolio being forced to sell portfolio securities at a loss to meet redemptions. The adviser may coordinate directly with the portfolio managers of the Underlying Portfolios to attempt to ensure that transactions are accommodated efficiently, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect the adviser’s ability to fully implement the Portfolio’s investment strategies.
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Liquidity Risk – Particular investments, such as small and micro cap stocks, fixed income securities, foreign securities, in particular emerging markets securities, and derivatives to which the Portfolio has exposure, can be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.
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Market Risk – The risk that the market price of securities owned by the Portfolio or an Underlying Portfolio or ETF in which the Portfolio invests may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments. Such events include the pandemic spread of the novel coronavirus known as COVID-19 and its subsequent variants, which has caused volatility and severe market dislocations and continues to create uncertainties and disruptions negatively affecting global economies and financial markets. The ongoing severity and duration of the COVID-19 pandemic, and the extent of the pandemic’s future impact on economies and markets is difficult to predict but may result in significant and adverse effects on the value of securities owned by the Portfolio and Portfolio performance. Such events also include the recent Russian invasion of Ukraine in February 2022, which increased existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, and may result in severe adverse effects on regional and global economic markets, potentially impacting the value of securities owned in the Portfolio and Portfolio performance.
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Micro Cap Company Risk – Exposure to investments in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.
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Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk. Mortgage-related and other asset-backed securities represent interests in pools of mortgages or other assets and often involve risks that are different or possibly more acute than risks associated with other types of debt instruments. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates.
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Preferred Stocks Risk – Preferred stocks often lack a fixed maturity or redemption date and are therefore more susceptible to price fluctuations when interest rates change. They also carry a greater risk of non-receipt of income because unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable.
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Sector Focus Risk – To the extent the Portfolio invests in Underlying Portfolios or ETFs with a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes, or increased competition affecting the sector. To the extent the Portfolio invests in Underlying Portfolios or ETFs that are underweight in other sectors, the Portfolio risks missing out on advances in those sectors.
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Small and Mid Cap Company Risk – Exposure to investments in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
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U.S. Government Securities Risk – Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.”
Please retain this Supplement for future reference.